- PROMISSORY NOTES	6 Months Ended
Jun. 30, 2015
- PROMISSORY NOTES [Abstract]
- PROMISSORY NOTES

NOTE 6 - PROMISSORY NOTES

The notes accrue interest at a rate of 10% per annum and are due on June 30, 2016. As of June 30, 2015 there was a principal balance of $265,000 and $27,336 in accrued interest and is convertible into shares of common stock of Pacific Gold at $0.01 per share.